Shareholder Report, Holdings (Details) - Cboe(R) Validus S&P 500(R) Dynamic PutWrite Index ETF	Jan. 31, 2025
United States Treasury Bill - 4.28%, 02/25/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
United States Treasury Bill - 4.25%, 02/27/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
First American Government Obligations Fund - Class X, 4.32% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
S&P 500 Mini Index, Expiration: 02/21/2025; Exercise Price: $599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
S&P 500 Mini Index, Expiration: 02/21/2025; Exercise Price: $593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
S&P 500 Mini Index, Expiration: 02/21/2025; Exercise Price: $600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
S&P 500 Index, Expiration: 02/21/2025; Exercise Price: $6,000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
S&P 500 Index, Expiration: 02/21/2025; Exercise Price: $5,990 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
S&P 500 Index, Expiration: 02/21/2025; Exercise Price: $6,015 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
S&P 500 Index, Expiration: 02/21/2025; Exercise Price: $5,930 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.50%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)